PROSPECTUS

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

SEPTEMBER 30, 2000

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 4

What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 5

How is the Fund Sold? 5

How to Purchase Shares 5

How to Redeem Shares 6

Account and Share Information 8

Who Manages the Fund? 9

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Financial Information 9

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Report of Ernst & Young LLP, Independent Auditors 21

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

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Historically, the Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2000 to June 30, 2000 was 2.65%.

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Within the period shown in the Chart, the Fund's highest quarterly return was 1.93% (quarter ended September 30, 1990). Its lowest quarterly return was 0.66% (quarter ended June 30, 1993).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

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Calendar Period		Fund
1 Year		4.49%
5 Years		4.99%
10 Years		4.82%

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The Fund's 7-Day Net Yield as of December 31, 1999 was 4.37%. You may call the Fund at 1-800-341-7400 for the 7-Day Net Yield.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

AUTOMATED GOVERNMENT MONEY TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.85%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended July 31, 2000.

Total Waiver of Fund Expenses	0.26%
Total Actual Annual Operating Expenses (after waivers)	0.59%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.25% for the fiscal year ended July 31, 2000.

3 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholders services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.24% for the fiscal year ended July 31, 2000.

EXAMPLE

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The Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$87

3 Years	$271

5 Years	$471

10 Years	$1,049

What are the Fund's Investment Strategies?

The Fund invests at least 65% of its assets in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

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The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

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  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

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U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

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REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 5:00 p.m. (Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 5:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 5:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

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By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

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BY AUTOMATED CLEARING HOUSE (ACH)

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Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 5:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 5:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

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  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

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Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

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LIMITATIONS ON REDEMPTION PROCEEDS

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Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

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  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP for the year ended July 31, 2000, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 21.

Year Ended July 31	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.05	0.04	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	5.17%	4.50%	5.13%	4.97%	5.15%

Ratios to Average Net Assets:

Expenses	0.59%	0.59%	0.59%	0.59%	0.57%

Net investment income	5.07%	4.41%	5.00%	4.86%	5.03%

Expense waiver/reimbursement[3]	0.26%	0.26%	0.26%	0.27%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$2,013,674	$2,053,372	$2,367,313	$2,412,656	$2,478,477

1 For the year ended July 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JULY 31, 2000

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--12.2%
		United States Treasury Bill--0.4%
$8,000,000	[1]	5.210%, 11/9/2000	$7,884,222

		United States Treasury Notes--11.8%
240,000,000		4.000% - 6.500%, 8/15/2000 - 5/31/2001	238,368,937

		TOTAL U.S. TREASURY OBLIGATIONS	246,253,159

		REPURCHASE AGREEMENTS--88.8%[2]
95,000,000		ABN AMRO, Inc., 6.560%, dated 7/31/2000, due 8/1/2000	95,000,000
95,000,000		Banc One Capital Markets, 6.550%, dated 7/31/2000, due 8/1/2000	95,000,000
50,000,000		Bank of New York, 6.550%, dated 7/31/2000, due 8/1/2000	50,000,000
95,000,000		Barclays Capital, Inc., 6.570%, dated 7/31/2000, due 8/1/2000	95,000,000
95,000,000		Bear, Stearns Companies, Inc., 6.580%, dated 7/31/2000, due 8/1/2000	95,000,000
95,000,000		CIBC World Markets, 6.570%, dated 7/31/2000, due 8/1/2000	95,000,000
65,000,000	[3]	Credit Suisse First Boston, Inc., 6.400%, dated 6/29/2000, due 9/5/2000	65,000,000
95,000,000		Deutsche Bank AG, 6.560%, dated 7/31/2000, due 8/1/2000	95,000,000
95,000,000		Donaldson, Lufkin and Jenrette Inc., 6.550%, dated 7/31/2000, due 8/1/2000	95,000,000
90,000,000	[3]	J.P. Morgan & Co., Inc., 6.370%, dated 7/13/2000, due 8/11/2000	90,000,000
95,000,000		McLeodUSA, Inc., 6.550%, dated 7/31/2000, due 8/1/2000	95,000,000
95,000,000		Paribas Corp., 6.570%, dated 7/31/2000, due 8/1/2000	95,000,000
95,000,000		Salomon Smith Barney, 6.570%, dated 7/31/2000, due 8/1/2000	95,000,000
95,000,000		Societe Generale Securities Corp., 6.570%, dated 7/31/2000, due 8/1/2000	95,000,000
95,000,000		State Street Corp., 6.550%, dated 7/31/2000, due 8/1/2000	95,000,000
95,000,000		Toronto Dominion Securities (USA), Inc., 6.550%, dated 7/31/2000, due 8/1/2000	95,000,000
Principal Amount			Value
		REPURCHASE AGREEEMENTS--continued[2]
$75,000,000	[3]	Warburg Dillon Read LLC, 6.380%, dated 7/18/2000, due 8/17/2000	$75,000,000
70,000,000	[3]	Warburg Dillon Read LLC, 6.450%, dated 6/9/2000, due 9/11/2000	70,000,000
44,000,000	[3]	Warburg Dillon Read LLC, 6.450%, dated 7/27/2000, due 8/23/2000	44,000,000
64,403,000		Warburg Dillon Read LLC, 6.570%, dated 7/31/2000, due 8/1/2000	64,403,000
95,000,000		Westdeutsche Landesbank NY, 6.570%, dated 7/31/2000, due 8/1/2000	95,000,000

		TOTAL REPURCHASE AGREEMENTS	1,788,403,000

		TOTAL INVESTMENTS AT AMORTIZED COST[4]	$2,034,656,159

1 The issue shows the rate of discount at the time of purchase.

2 The repurchase agreements are fully collateralized by U.S. Treasury and/or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,013,673,825) at July 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JULY 31, 2000

Assets:
Investments in repurchase agreements	$1,788,403,000
Investments in securities	246,253,159

Total investments in securities, at amortized cost and value		$2,034,656,159
Cash		9,287
Income receivable		4,469,471
Receivable for shares sold		1,712,501

TOTAL ASSETS		2,040,847,418

Liabilities:
Payable for shares redeemed	20,336,655
Income distribution payable	6,311,868
Accrued expenses	525,070

TOTAL LIABILITIES		27,173,593

Net assets for 2,013,673,825 shares outstanding		$2,013,673,825

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

$2,013,673,825 ÷ 2,013,673,825 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JULY 31, 2000

Investment Income:
Interest			$112,815,630

Expenses:
Investment adviser fee		$9,961,898
Administrative personnel and services fee		1,500,950
Custodian fees		129,714
Transfer and dividend disbursing agent fees and expenses		196,382
Directors'/Trustees' fees		14,492
Auditing fees		13,158
Legal fees		15,132
Portfolio accounting fees		142,221
Shareholder services fee		4,980,949
Share registration costs		23,078
Printing and postage		25,750
Insurance premiums		4,619
Miscellaneous		25,067

TOTAL EXPENSES		17,033,410

Waivers:
Waiver of investment adviser fee	$(4,991,326)
Waiver of shareholder services fee	(198,846)

TOTAL WAIVERS		(5,190,172)

Net expenses			11,843,238

Net investment income			$100,972,392

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$100,972,392	$100,106,973

Distributions to Shareholders:
Distributions from net investment income	(100,972,392)	(100,106,973)

Share Transactions:
Proceeds from sale of shares	11,104,806,352	9,358,843,731
Net asset value of shares issued to shareholders in payment of distributions declared	42,485,886	41,924,345
Cost of shares redeemed	(11,186,990,032)	(9,714,709,880)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(39,697,794)	(313,941,804)

Change in net assets	(39,697,794)	(313,941,804)

Net Assets:
Beginning of period	2,053,371,619	2,367,313,423

End of period	$2,013,673,825	$2,053,371,619

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JULY 31, 2000

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Automated Government Money Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 2000, capital paid-in aggregated $2,013,673,825. Transactions in shares were as follows:

Year Ended July 31	2000	1999
Shares sold	11,104,806,352	9,358,843,731
Shares issued to shareholders in payment of distributions declared	42,485,886	41,924,345
Shares redeemed	(11,186,990,032)	(9,714,709,880)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(39,697,794)	(313,941,804)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CHANGE OF INDEPENDENT AUDITORS

On May 19, 1999, the Fund's Board of Trustees, upon the recommendation of the Audit Committee of the Board of Trustees, requested and subsequently accepted the resignation of Deloitte & Touche LLP ("D&T") as the Fund's independent auditors. D&T's reports on the Fund's financial statements for the fiscal years ended July 31, 1998 and July 31, 1999 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended July 31, 1998 and July 31, 1999, there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and there were no reportable events of the kind described in Items 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee of the Board, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended July 31, 2000. During the Fund's fiscal years ended July 31, 1998 and July 31, 1999, neither the Fund nor anyone on its behalf had consulted E&Y on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF AUTOMATED GOVERNMENT MONEY TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Automated Government Money Trust (the Fund, one of a series of portfolios constituting Money Market Obligations Trust), as of July 31, 2000, and the related statement of operations, the statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 1999 and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report dated September 17, 1999 expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Government Money Trust of the Money Market Obligations Trust as of July 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
September 18, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Automated Government Money Trust

A Portfolio of Money Market Obligations Trust

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SEPTEMBER 30, 2000

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A Statement of Additional Information (SAI) dated September 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Automated Government Money Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950
Cusip 60934N815

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8082201A (9/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

PROSPECTUS

Federated Master Trust

A Portfolio of Money Market Obligations Trust

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A money market mutual fund seeking to provide current income consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEESEPTEMBER 30, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

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What are the Principal Securities in Which
the Fund Invests? 5

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What are the Specific Risks of Investing in the Fund? 6

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What Do Shares Cost? 7

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How is the Fund Sold? 8

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How to Purchase Shares 8

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How to Redeem Shares 10

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Account and Share Information 12

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Who Manages the Fund? 13

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Financial Information 13

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Independent Auditors' Report 26

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is to provide current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk Return Bar Chart and Table

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[Graphic Representation Omitted - See Appendix]

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Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2000 to June 30, 2000 was 2.89%.

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Within the period shown in the Chart, the Fund's highest quarterly return was 1.99% (quarter ended June 30, 1990). Its lowest quarterly return was 0.70% (quarters ended June 30 and September 30, 1993).

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Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period	Fund
1 Year	4.90%

5 Years	5.27%

10 Years	5.09%

The Fund's 7-Day Net Yield as of December 31, 1999 was 5.26%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED MASTER TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[1]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.80%
Total Waiver of Fund Expenses (contractual)	0.34%
Total Actual Annual Fund Operating Expenses (after waivers)	0.46%

1 Pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.26% for the period ended July 31, 2000. Shareholders must approve any change to the contractual waiver.

2 A portion of the shareholder services fee has been waived. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.05% for the period ended July 31, 2000.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 47
3 Years	$148
5 Years	$258
10 Years	$579

What are the Fund's Investment Strategies?

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The Fund invests primarily in a portfolio of short-term, high-quality fixed income securities, issued by banks, corporations and the U.S. government, maturing in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

INDUSTRY CONCENTRATION

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The Fund may invest 25% or more of its assets in finance companies.

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What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

The following describes the types of fixed income securities in which the Fund may invest.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may also take the form of commercial paper, notes or pass through certificates.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

INVESTMENT RATINGS

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The securities in which the Fund invests will be rated in the highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

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What are the Specific Risks of Investing in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

CREDIT RISK

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

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Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service, Inc. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet is obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

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A substantial part of the Fund's portfolio may be comprised of securities issued by finance companies or credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors such as banks, fiduciaries and custodians of public funds, or to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

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BY AUTOMATED CLEARING HOUSE (ACH)

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Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions. If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend. If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
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  signatures of all shareholders exactly as registered.
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Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 76 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 26.

	Period Ended July 31,	Year Ended November 30,
	2000 [1]	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.04	0.05	0.05	0.05	0.05	0.06
Less Distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.05)	(0.05)	(0.05)	(0.06)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	3.90%	4.86%	5.33%	5.27%	5.18%	5.73%

Ratios to Average Net Assets:

Expenses	0.46%[3]	0.45%	0.45%	0.45%	0.45%	0.46%

Net investment income	5.76%[3]	4.73%	5.22%	5.16%	5.04%	5.59%

Supplemental Data:

Net assets, end of period (000 omitted)	$414,559	$358,670	$465,134	$494,399	$626,764	$729,144

1 The Fund has changed its fiscal year-end from November 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JULY 31, 2000

Principal Amount			Value
		BANK NOTES--5.5%
		Banking--5.5%
$8,000,000		Bank One, Illinois, N.A., 6.025% - 6.210%, 10/10/2000 - 11/13/2000	$7,998,981
11,000,000		Bank One, N.A., 6.855% - 6.860%, 1/12/2001 - 1/18/2001	11,000,205
4,000,000		Bank of America, N.A., 6.870%, 1/3/2001 - 1/17/2001	4,000,000

		TOTAL BANK NOTES	22,999,186

		CERTIFICATES OF DEPOSIT--8.8%
		Banking--8.8%
1,000,000		ABN AMRO Bank N.V., Amsterdam, 6.780%, 3/20/2001	999,761
1,600,000		Australia & New Zealand Banking Group, Melbourne, 6.310%, 9/13/2000	1,599,959
3,600,000		Bank of Nova Scotia, Toronto, 6.880%, 4/3/2001	3,599,313
5,000,000		Bayerische Landesbank Girozentrale, 5.930%, 10/2/2000	4,995,135
3,400,000		Commerzbank AG, Frankfurt, 6.510% - 7.150%, 12/13/2000 - 6/29/2001	3,399,330
1,000,000		Credit Agricole Indosuez, 6.870%, 3/28/2001	999,814
1,000,000		Royal Bank of Canada, Montreal, 6.460%, 10/23/2000	1,000,052
13,100,000		Svenska Handelsbanken, Stockholm, 6.765% - 6.940%, 3/22/2001 -- 5/2/2001	13,097,695
5,000,000		UBS AG, 6.190%, 12/11/2000	4,998,794
2,000,000		Westpac Banking Corp. Ltd., Sydney, 6.750%, 4/17/2001	1,999,733

		TOTAL CERTIFICATES OF DEPOSIT	36,689,586

		COMMERCIAL PAPER--33.3%[1]
		Banking--14.3%
7,174,000		Barton Capital Corp., 6.510%, 8/2/2000	7,172,703
4,000,000		CBA (Delaware) Finance Inc. (Guaranteed by Commonwealth Bank of Australia, Sydney) 6.087%, 8/28/2000	3,981,739
3,500,000		Den Danske Corp., Inc. (Guaranteed by Den Danske Bank AS) 6.630%, 12/26/2000	3,405,246
10,905,000		Fountain Square Commercial Funding Corp. (Fifth Third Bank, Cincinnati Support Agreement) 6.600%, 8/2/2000	10,903,001
14,000,000		Park Avenue Receivables Corp., 6.520%, 8/14/2000	13,967,038
15,000,000		Variable Funding Capital Corp., 6.530%, 8/25/2000	14,934,700
5,000,000		Westpac Trust Securities NZ Ltd. (Guaranteed by Westpac Banking Corp. Ltd., Sydney) 6.200%, 11/29/2000 -- 12/4/2000	4,894,944

		TOTAL	59,259,371

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Commercial--9.3%
$2,500,000		General Electric Capital Corp., 6.070% - 6.220%, 8/18/2000 -- 10/18/2000	$2,476,919
18,000,000		Receivables Capital Corp., 6.520%, 8/11/2000	17,967,375
18,341,000		Sheffield Receivables Corp., 6.520% - 6.530%, 8/10/2000 - 8/15/2000	18,298,244

		TOTAL	38,742,538

		Finance - Retail--5.6%
8,090,000		PREFCO-Preferred Receivables Funding Co., 6.550%, 8/7/2000	8,081,168
15,000,000		Windmill Funding Corp., 6.520%, 8/24/2000	14,937,517

		TOTAL	23,018,685

		Insurance--4.1%
17,000,000		Galaxy Funding, Inc., 6.540%, 8/10/2000 - 8/24/2000	16,967,118

		TOTAL COMMERCIAL PAPER	137,987,712

		SHORT-TERM NOTES--3.0%
		Finance - Automotive--0.3%
1,234,221		Ford Credit Auto Owner Trust 2000-A, Class A2, 6.217%, 12/15/2000	1,234,221

		Finance - Commercial--2.0%
4,500,000		Beta Finance, Inc., 7.110% - 7.240%, 5/10/2001 -- 7/24/2001	4,500,000
3,700,000		Sigma Finance, Inc., 6.000% - 6.950%, 8/11/2000 - 3/30/2001	3,700,000

		TOTAL	8,200,000

		Finance - Equipment--0.6%
1,341,156		CIT Equipment Collateral 2000-1, Class A1, 6.723%, 5/21/2001	1,341,200
50,935		Copelco Capital Funding LLC 1999-B, Class A-1, 5.937%, 10/18/2000	50,935
1,179,405		Copelco Capital Receivables LLC Series 2000-A, Class A-1, 6.507%, 5/14/2001	1,179,405

		TOTAL	2,571,540

		Insurance--0.1%
345,447		Americredit Automobile Receivables Trust 2000-A, Class A1 (FSA INS) 6.040%, 2/5/2001	345,447

		TOTAL SHORT-TERM NOTES	12,351,208

		LOAN PARTICIPATION--8.0%
		Electrical Equipment--0.7%
3,100,000		Mt. Vernon Phenol Plant Partnership (Guaranteed by General Electric Co.) 6.810%, 5/17/2001	3,100,000

		Finance - Automotive--4.6%
19,000,000		General Motors Acceptance Corp., Mortgage of PA (Guaranteed by General Motors Acceptance Corp.) 6.640%, 8/1/2000	19,000,000

Principal Amount			Value
		LOAN PARTICIPATION--continued
		Oil & Oil Finance--2.7%
$11,000,000		Amoco Energy Company of Trinidad and Tobago (Guaranteed by BP Amoco Corp.) 6.590%, 8/24/2000	$11,000,000

		TOTAL LOAN PARTICIPATION	33,100,000

		NOTES -- VARIABLE--28.0%[2]
		Banking--7.8%
625,000		Dave White Chevrolet, Inc., Series 1996 (Huntington National Bank, Columbus, OH LOC) 6.750%, 8/3/2000	625,000
25,000,000		Liquid Asset Backed Securities Trust, Series 1996-3 (Westdeutsche Landesbank Girozentrale Swap Agreement) 6.646%, 8/15/2000	25,000,000
3,196,525		Rabobank Optional Redemption Trust, Series 1997-101, 6.734%, 10/17/2000	3,196,525
1,000,000		SMM Trust, Series 2000-B Class A-2 (Morgan Guaranty Trust Co., New York Swap Agreement) 6.650%, 8/14/2000	1,000,000
1,440,000		White Brothers Properties, Series 1996 (Huntington National Bank, Columbus, OH LOC) 6.750%, 8/3/2000	1,440,000
1,135,000		Winona Lake, IN, Series 1999 B, Grace Village (Firstar Bank, Milwaukee LOC) 6.860%, 8/3/2000	1,135,000

		TOTAL	32,396,525

		Brokerage--4.3%
9,000,000		Merrill Lynch & Co., Inc., 6.590%, 8/14/2000	8,998,883
9,000,000		Morgan Stanley, Dean Witter & Co., 6.610%, 8/1/2000	9,000,000

		TOTAL	17,998,883

		Finance - Commercial--2.7%
11,000,000		Sigma Finance, Inc., 6.888%, 9/28/2000	11,000,000

		Finance - Equipment--0.4%
1,500,000		Copelco Capital Receivables LLC Series 2000-A, Class A2A, 6.628%, 8/21/2000	1,500,000

		Government Agency--3.6%
15,000,000		Direct One Funding Corp., Series 2000 (Sexton Properties) (FNMA LOC) 6.690%, 8/3/2000	15,000,000

		Insurance--9.2%
16,000,000		Anchor National Life Insurance Co., 6.869%, 10/2/2000	16,000,000
2,000,000		GE Life and Annuity Assurance Co., 6.940%, 9/1/2000	2,000,000
5,028,779	[3]	Liquid Asset Backed Securities Trust, Series 1997-3 Senior Notes (AMBAC INS) 6.740%, 9/27/2000	5,028,779
15,000,000		People's Security Life Insurance Co., 6.960%, 8/1/2000	15,000,000

		TOTAL	38,028,779

		TOTAL NOTES - VARIABLE	115,924,187

Principal Amount			Value
		REPURCHASE AGREEMENTS--13.1%[4]
$12,000,000		Bank of America, 6.630%, dated 7/31/2000, due 8/1/2000	$12,000,000
12,000,000		Deutsche Bank Financial, Inc., 6.630%, dated 7/31/2000, due 8/1/2000	12,000,000
20,430,000		Salomon Brothers, Inc., 6.640%, dated 7/31/2000, due 8/1/2000	20,430,000
10,000,000		Societe Generale Securities Corp., 6.570%, dated 7/31/2000, due 8/1/2000	10,000,000

		TOTAL REPURCHASE AGREEMENTS	54,430,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$413,481,879

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Floating rate note with current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2000, these securities amounted to $5,028,779 which represents 1.2% of net assets.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreements is through participation in a joint account with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($414,558,978) at July 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
INS	--Insured
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JULY 31, 2000

Assets:
Investments in repurchase agreements	$54,430,000
Investments in securities	359,051,879

Total investments in securities, at amortized cost and value		$413,481,879
Cash		7,397
Income receivable		2,254,698
Receivable for shares sold		334,469

TOTAL ASSETS		416,078,443

Liabilities:
Payable for shares redeemed	170,917
Income distribution payable	1,331,985
Accrued expenses	16,563

TOTAL LIABILITIES		1,519,465

Net assets for 414,558,978 shares outstanding		$414,558,978

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$414,558,978 ÷ 414,558,978 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

PERIOD ENDED JULY 31, 20001

Investment Income:
Interest			$14,613,527

Expenses:
Investment adviser fee		$939,532
Administrative personnel and services fee		176,872
Custodian fees		17,111
Transfer and dividend disbursing agent fees and expenses		10,137
Directors'/Trustees' fees		2,502
Auditing fees		10,989
Legal fees		11,993
Portfolio accounting fees		51,583
Shareholder services fee		587,207
Share registration costs		24,094
Printing and postage		14,419
Insurance premiums		19,601
Miscellaneous		1,739

TOTAL EXPENSES		1,867,779

Waivers:
Waiver of investment adviser fee	$(316,948)
Waiver of shareholder services fee	(469,766)

TOTAL WAIVERS		(786,714)

Net expenses			1,081,065

Net investment income			$13,532,462

1 The Fund has changed its fiscal year-end from November 30 to July 31.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED NOVEMBER 30, 1999

Investment Income:
Interest			$21,877,848

Expenses:
Investment adviser fee		$1,685,257
Administrative personnel and services fee		317,671
Custodian fees		32,518
Transfer and dividend disbursing agent fees and expenses		28,592
Directors'/Trustees' fees		15,104
Auditing fees		15,055
Legal fees		10,529
Portfolio accounting fees		85,466
Shareholder services fee		1,053,285
Share registration costs		35,292
Printing and postage		36,521
Insurance premiums		23,606
Miscellaneous		7,394

TOTAL EXPENSES		3,346,290

Waivers:
Waiver of investment adviser fee	$(572,456)
Waiver of shareholder services fee	(842,628)

TOTAL WAIVERS		(1,415,084)

Net expenses			1,931,206

Net investment income			$19,946,642

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Period Ended July 31,		Year Ended November 30,
	2000	1	1999	1998
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,532,462		$19,946,642	$27,388,081

Distributions to Shareholders:
Distributions from net investment income	(13,532,462)		(19,946,642)	(27,388,081)

Share Transactions:
Proceeds from sale of shares	1,284,574,836		1,876,762,299	2,348,710,920
Net asset value of shares issued to shareholders in payment of distributions declared	3,963,286		4,945,762	6,627,670
Cost of shares redeemed	(1,232,649,551)		(1,988,171,549)	(2,384,603,857)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	55,888,571		(106,463,488)	(29,265,267)

Change in net assets	55,888,571		(106,463,488)	(29,265,267)

Net Assets:
Beginning of period	358,670,407		465,133,895	494,399,162

End of period	$414,558,978		$358,670,407	$465,133,895

1 The Fund has changed its fiscal year-end from November 30 to July 31.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JULY 31, 2000

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Master Trust ("the Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with the other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Change in Fiscal Year

The Fund has changed its fiscal year-end from November 30 to July 31.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 2000, capital paid-in aggregated $414,558,978.

Transactions in shares were as follows:

	Period Ended July 31,		Year Ended November 30,
	2000	[1]	1999	1998
Shares sold	1,284,574,836		1,876,762,299	2,348,710,920
Shares issued to shareholders in payment of distributions declared	3,963,286		4,945,762	6,627,670
Shares redeemed	(1,232,649,551)		(1,988,171,549)	(2,384,603,857)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	55,888,571		(106,463,488)	(29,265,267)

1 The Fund has changed its fiscal year-end from November 30 to July 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its Adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED MASTER TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Master Trust (the "Fund"), a portfolio of Money Market Obligations Trust, as of July 31, 2000, the related statement of operations for the period ended July 31, 2000 and the year ended November 30, 1999, the statement of changes in net assets for the period then ended and the years ended November 30, 1999 and 1998, and the financial highlights for the period ended July 31, 2000 and the five years ended November 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Master Trust as of July 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 8, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Federated Master Trust

A Portfolio of Money Market Obligations Trust

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SEPTEMBER 30, 2000

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A Statement of Additional Information (SAI) dated September 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to share-holders as they become available. To obtain the SAI, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
Federated Master Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950
Cusip 60934N740

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8010411A (9/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

PROSPECTUS

Money Market Trust

A Portfolio of Money Market Obligations Trust

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A money market mutual fund seeking to provide stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEESEPTEMBER 30, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 4

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What are the Specific Risks of Investing in the Fund? 6

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What Do Shares Cost? 6

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How is the Fund Sold? 7

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How to Purchase Shares 7

How to Redeem Shares 8

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Account and Share Information 10

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Who Manages the Fund? 11

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Financial Information 11

Report of Ernst & Young LLP, Independent Auditors 22

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

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[Graphic Representation Omitted - See Appendix]

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Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2000 to June 30, 2000 was 2.86%.

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Within the period shown in the Chart, the Fund's highest quarterly return was 1.99% (quarter ended June 30, 1990). Its lowest quarterly return was 0.70% (quarter ended June 30, 1993).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

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Calendar Period	Fund
1 Year	4.89%
5 Years	5.26%
10 Years	5.07%

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The Fund's 7-Day Net Yield as of December 31, 1999 was 5.18%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

MONEY MARKET TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[1]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.82%
Total Waiver of Fund Expenses (contractual)	0.36%
Total Actual Annual Fund Operating Expenses (after waivers)	0.46%

1 Pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.24% for the fiscal year ended July 31, 2000. Shareholders must approve any change to the contractual waiver.

2 A portion of the shareholder services fee has been waived. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.05% for the fiscal year ended July 31, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$47

3 Years	$148

5 Years	$258

10 Years	$579

What are the Fund's Investment Strategies?

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The Fund invests primarily in a portfolio of high-quality fixed income securities, issued by banks, corporations and the U.S. government, which mature in 397 days or less. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and commercial paper. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

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What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund may invest.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

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Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

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Asset Backed Securities

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Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass-through certificates.

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CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

INVESTMENT RATINGS

The securities in which the Fund invests will be rated in the highest short-term rating category by one or more NRSROs or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

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A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors such as banks, fiduciaries and custodians of public funds, or to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

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BY AUTOMATED CLEARING HOUSE (ACH)

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Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

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If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

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If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

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Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

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Send requests by mail to:

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Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
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  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.
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You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

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REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP for the fiscal year ended July 31, 2000, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 22.

Year Ended July 31	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	5.61%	4.88%	5.35%	5.19%	5.31%

Ratios to Average Net Assets:

Expenses	0.46%	0.46%	0.46%	0.46%	0.46%

Net investment income	5.45%	4.81%	5.24%	5.09%	5.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$303,476	$380,400	$412,104	$464,012	$513,687

1 For the year ended July 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JULY 31, 2000

Principal Amount		Value
	SHORT-TERM NOTES--14.2%
	Banking--8.9%
$11,800,000	Bank of America, N.A., 6.870%, 12/22/2000 -- 1/17/2001	$11,800,000
13,200,000	Bank One, Illinois, N.A., 6.025% - 6.200%, 10/10/2000 -- 11/23/2000	13,198,448
2,100,000	Bank One, N.A., 6.860%, 1/10/2001	2,100,000

	TOTAL	27,098,448

	Finance - Automotive--0.5%
1,645,628	Ford Credit Auto Owner Trust 2000-A, Class A2, 6.217%, 12/15/2000	1,645,628

	Finance - Equipment--4.7%
1,341,156	CIT Equipment Collateral 2000-1, Class A1, 6.723%, 5/21/2001	1,341,200
50,935	Copelco Capital Funding LLC 1999-B, Class A-1, 5.937%, 10/18/2000	50,935
11,794,051	Copelco Capital Receivables LLC, Series 2000-A, Class A-1, 6.507%, 5/14/2001	11,794,051
902,340	First Sierra Equipment Contract Trust 2000-2, Class A-1, 6.937%, 6/18/2001	902,340

	TOTAL	14,088,526

	Insurance--0.1%
345,447	Americredit Automobile Receivables Trust 2000-A, Class A1, 6.040%, 2/5/2001	345,447

	TOTAL SHORT-TERM NOTES	43,178,049

	COMMERCIAL PAPER--35.3%[1]
	Banking--24.0%
12,080,000	Benedictine Health System (Harris Trust & Savings Bank, Chicago LOC) 6.850%, 9/6/2000	11,997,252
17,000,000	Fountain Square Commercial Funding Corp. (Fifth Third Bank, Cincinnati Support Agreement) 6.410%, 8/1/2000	17,000,000
15,000,000	PREFCO-Preferred Receivables Funding Co., 6.520%, 8/15/2000	14,961,967
15,000,000	Three Rivers Funding Corp., 6.510%, 8/11/2000	14,972,875
14,000,000	Wood Street Funding Corp., 6.520%, 8/18/2000	13,956,895

	TOTAL	72,888,989

	Finance - Commercial--6.7%
5,200,000	General Electric Capital Corp., 6.060% - 6.220%, 8/29/2000 - 10/18/2000	5,164,975
15,700,000	Sheffield Receivables Corp., 6.730%, 1/2/2001	15,248,003

	TOTAL	20,412,978

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Insurance--4.6%
$6,000,000	CXC, Inc., 6.090%, 8/25/2000	$5,975,640
8,000,000	Marsh USA, Inc., 6.270%, 9/19/2000	7,931,727

	TOTAL	13,907,367

	TOTAL COMMERCIAL PAPER	107,209,334

	LOAN PARTICIPATION--5.6%
	Finance - Automotive--5.6%
17,000,000	General Motors Acceptance Corp., Mortgage of PA (Guaranteed by General Motors Acceptance Corp.) 6.645%, 8/1/2000	17,000,000

	VARIABLE RATE OBLIGATIONS--36.9%[2]
	Banking--17.5%
3,600,000	Barker Property Management, LLC, Series 1998 (Wachovia Bank of NC, N.A., Winston - Salem LOC) 6.620%, 8/2/2000	3,600,000
8,500,000	Comerica Bank, 6.630%, 8/7/2000 - 8/9/2000	8,498,999
6,000,000	Economic Development Partnership of Alabama, Inc., Series 1998 (Amsouth Bank N.A., Birmingham LOC) 6.810%, 8/3/2000	6,000,000
10,400,000	Home City Ice Co. & H.C. Transport, Series 2000 (Firstar Bank, N.A. Cincinnati LOC) 6.700%, 8/3/2000	10,400,000
2,000,000	Kent Capital LLC, Series 1999 (Huntington National Bank, Columbus, OH LOC) 6.750%, 8/3/2000	2,000,000
2,300,000	Moody, AL, Series 2000 B (Regions Bank, Alabama LOC) 6.750%, 8/3/2000	2,300,000
5,000,000	SMM Trust, Class A-1, Series 2000-E (Morgan Guaranty Trust Co., New York Swap Agreement) 6.649%, 8/14/2000	5,000,000
1,200,000	Scranton Times LP (PNC Bank, N.A. LOC) 6.520%, 8/7/2000	1,200,000
10,000,000	U.S. Bank, N.A., Minneapolis, 6.756%, 8/16/2001	10,013,039
4,190,000	Wildcat Management Co., Inc., Series 1999 (Firstar Bank, N.A. Cincinnati LOC) 6.700%, 8/3/2000	4,190,000

	TOTAL	53,202,038

	Finance - Equipment--5.6%
15,000,000	CIT Equipment Collateral 2000-1, Class A2A, 6.620%, 8/20/2000	15,000,000
2,000,000	Copelco Capital Receivables LLC, Series 2000-A, Class A2A, 6.628%, 8/19/2000	2,000,000

	TOTAL	17,000,000

	Government Agency--5.2%
810,000	Clayton County, GA Housing Authority, Summerwinds Project, Series 2000 B (FNMA LOC) 6.760%, 8/3/2000	810,000
15,000,000	Direct One Funding Corp., Series 2000 (Sexton Properties) (FNMA LOC) 6.690%, 8/3/2000	15,000,000

	TOTAL	15,810,000

Principal Amount		Value
	VARIABLE RATE OBLIGATIONS--continued[2]
	Insurance--8.6%
$4,000,000	Albuquerque, NM, Series 2000 A (MBIA INS) 6.590%, 8/2/2000	$4,000,000
4,000,000	Allstate Life Insurance Co., 6.785%- 6.800%, 8/1/2000	4,000,000
15,000,000	Anchor National Life Insurance Co., 6.869%, 10/2/2000	15,000,000
3,000,000	Jackson National Life Insurance Co., 6.720%, 8/22/2000	3,000,000

	TOTAL	26,000,000

	TOTAL VARIABLE RATE OBLIGATIONS	112,012,038

	REPURCHASE AGREEMENTS--14.7%[3]
10,000,000	Bank of America, 6.630%, dated 7/31/2000, due 8/1/2000	10,000,000
10,000,000	Deutsche Bank Financial, Inc., 6.630%, dated 7/31/2000, due 8/1/2000	10,000,000
14,470,000	Salomon Brothers, Inc., 6.640%, dated 7/31/2000, due 8/1/2000	14,470,000
10,000,000	Societe Generale Securities Corp., 6.570%, dated 7/31/2000, due 8/1/2000	10,000,000

	TOTAL REPURCHASE AGREEMENTS	44,470,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$323,869,421

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 The repurchase agreements are collateralized fully by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in a joint accounts with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($303,476,489) at July 31, 2000.

The following acronyms are used throughout this portfolio:

FNMA	--Federal National Mortgage Association
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JULY 31, 2000

Assets:
Investments in repurchase agreements	$44,470,000
Investments in securities	279,399,421

Total investments in securities, at amortized cost and value		$323,869,421
Cash		140,143
Income receivable		1,223,991
Receivable for shares sold		1,076,306

TOTAL ASSETS		326,309,861

Liabilities:
Payable for shares redeemed	21,565,609
Income distribution payable	1,238,964
Accrued expenses	28,799

TOTAL LIABILITIES		22,833,372

Net assets for 303,476,489 shares outstanding		$303,476,489

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$303,476,489 ÷ 303,476,489 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JULY 31, 2000

Investment Income:
Interest			$21,587,327

Expenses:
Investment adviser fee		$1,463,547
Administrative personnel and services fee		275,518
Custodian fees		34,494
Transfer and dividend disbursing agent fees and expenses		100,594
Directors'/Trustees' fees		10,185
Auditing fees		13,076
Legal fees		15,241
Portfolio accounting fees		79,325
Shareholder services fee		914,288
Share registration costs		21,496
Printing and postage		33,661
Insurance premiums		19,298
Miscellaneous		11,714

TOTAL EXPENSES		2,992,437

Waivers:
Waiver of investment adviser fee	$(593,079)
Waiver of shareholder services fee	(731,430)

TOTAL WAIVERS		(1,324,509)

Net expenses			1,667,928

Net investment income			$19,919,399

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2000	1999

Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,919,399	$21,206,728

Distributions to Shareholders:
Distributions from net investment income	(19,919,399)	(21,206,728)

Share Transactions:
Proceeds from sale of shares	2,451,612,329	2,231,199,677
Net asset value of shares issued to shareholders in payment of distributions declared	4,036,875	3,706,698
Cost of shares redeemed	(2,532,573,123)	(2,266,609,807)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(76,923,919)	(31,703,432)

Change in net assets	(76,923,919)	(31,703,432)

Net Assets:
Beginning of period	380,400,408	412,103,840

End of period	$303,476,489	$380,400,408

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JULY 31, 2000

ORGANIZATION

Effective February 1, 2000, Money Market Trust (the "Fund") became a portfolio of Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund's use the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 2000, capital paid-in aggregated $303,476,489.

Transactions in shares were as follows:

Year Ended July 31	2000	1999
Shares sold	2,451,612,329	2,231,199,677
Shares issued to shareholders in payment of distributions declared	4,036,875	3,706,698
Shares redeemed	(2,532,573,123)	(2,266,609,807)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(76,923,919)	(31,703,432)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expense of registering and qualifying the Fund and its shares under federal and state law, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CHANGE OF INDEPENDENT AUDITORS

On May 19, 1999, the Fund's Trustees, upon the recommendation of the Audit Committee, requested and subsequently accepted the resignation of Deloitte & Touche LLP ("D&T") as the Fund's independent auditors. D&T's reports on the Fund's financial statements for the fiscal years ended July 31, 1999 and July 31, 1998, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended July 31, 1999 and July 31, 1998: (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Fund, by action of its Trustees, upon the recommendation of the Audit Committee of the Board, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended July 31, 2000. During the Fund's fiscal years ended July 31, 1999 and July 31, 1998, neither the Fund nor anyone on its behalf has consulted E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MONEY MARKET TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Money Market Trust (the Fund, one of a series of portfolios constituting Money Market Obligations Trust), as of July 31, 2000, and the related statement of operations, the statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended July 31, 1999 and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report dated September 17, 1999 expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Trust of the Money Market Obligations Trust as of July 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
September 18, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Money Market Trust

A Portfolio of Money Market Obligations Trust

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SEPTEMBER 30, 2000

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A Statement of Additional Information (SAI) dated September 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as they become available. To obtain the SAI, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
Money Market Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950
Cusip 60934N229

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8083102A (9/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

PROSPECTUS

Trust for Government Cash Reserves

A Portfolio of Money Market Obligations Trust

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A money market mutual fund seeking to provide high current income consistent with stability of principal and liquidity by investing primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEESEPTEMBER 30, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 4

What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 5

How is the Fund Sold? 5

How to Purchase Shares 5

How to Redeem Shares 7

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Account and Share Information 8

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Who Manages the Fund? 9

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Financial Information 9

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Independent Auditors' Report 18

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is high current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities that pay interest that is exempt from state personal income tax. The Fund will have a dollar-weighted average portfolio maturity of 60 days or less; portfolio securities will have a maturity of 397 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

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Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2000 to June 30, 2000 was 2.81%.

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Within the period shown in the Chart, the Fund's highest quarterly return was 1.94% (quarter ended June 30, 1990). Its lowest quarterly return was 0.70% (quarter ended March 31, 1993).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period	Fund
1 Year	4.78%
5 Years	5.14%
10 Years	4.95%

The Fund's 7-Day Net Yield as of December 31, 1999 was 5.31%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TRUST FOR GOVERNMENT CASH RESERVES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.77%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the period ended July 31, 2000.

Total Waiver of Fund Expenses	0.31%
Total Actual Annual Operating Expenses (after waivers)	0.46%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.29% for the period ended July 31, 2000.

3 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.05% for the period ended July 31, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 79

3 Years	$246

5 Years	$428

10 Years	$954

What are the Fund's Investment Strategies?

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The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities that pay interest that is exempt from state personal income tax. Portfolio securities will have a maturity of 397 days or less. In an effort to qualify for the highest rating for money market mutual funds issued by a nationally recognized statistical rating organization ("NRSRO"), the Fund will limit its dollar-weighted average portfolio maturity to 60 days or less.

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The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rate, and the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer must repay the principal amount of the security, normally within a specified time. The Fund may invest in the following types of fixed income securities.

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISK

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors, such as banks, fiduciaries, and custodians of public funds, or to individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 2:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 2:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

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BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

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DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

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If you call before 2:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

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If you call after 2:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

The Fund will limit its investments to those which, if owned directly, pay interest exempt from state personal income tax. However, under the laws of some states, the net investment income distributed by the Fund may be taxable to shareholders.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 18.

	Period Ended July 31,	Year Ended November 30,
	2000 [1]	1999 [2]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.04	0.05	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[3]	3.80%	4.73%	5.16%	5.15%	5.08%	5.60%

Ratios to Average Net Assets:

Expenses	0.46%[4]	0.46%	0.46%	0.46%	0.46%	0.45%

Net investment income	5.59%[4]	4.61%	5.06%	5.02%	4.99%	5.45%

Expense waiver/reimbursement[5]	0.31%[4]	0.31%	0.31%	0.31%	0.32%	0.32%

Supplemental Data:

Net assets, end of period (000 omitted)	$384,299	$449,476	$535,007	$562,704	$599,550	$739,553

1 The fund has changed its fiscal year-end from November 30 to July 31.

2 For the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JULY 31, 2000

Principal Amount			Value
		GOVERNMENT AGENCIES--101.5%
$42,500,000	[1]	Federal Farm Credit System Discount Notes, 5.940% - 6.710%, 8/4/2000 - 6/1/2001	$41,989,614
8,000,000	[2]	Federal Farm Credit System Floating Rate Note, 6.465%, 8/1/2000	7,998,549
10,700,000		Federal Farm Credit System Notes, 5.550% - 6.350%, 8/28/2000 - 2/1/2001	10,690,006
170,657,000	[1]	Federal Home Loan Bank System Discount Notes, 6.050% - 6.520%, 8/4/2000 - 1/24/2001	169,295,113
49,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 6.426% - 6.535%, 8/1/2000 - 11/1/2000	49,485,373
23,100,000		Federal Home Loan Bank System Notes, 5.750% - 7.150%, 9/28/2000 - 6/29/2001	23,091,151
10,000,000	[1]	Student Loan Marketing Association Discount Note, 6.390%, 8/22/2000	9,962,725
44,000,000	[2]	Student Loan Marketing Association Floating Rate Notes, 6.505% - 6.887%, 8/1/2000	43,994,715
7,000,000		Student Loan Marketing Association Master Note, 6.537%, 10/10/2000	7,000,000
6,500,000		Student Loan Marketing Association Notes, 6.045% - 6.050%, 9/14/2000 - 11/3/2000	6,494,573
20,000,000	[1]	Tennessee Valley Authority Discount Notes, 6.330% - 6.370%, 8/2/2000 - 8/11/2000	19,972,740

		TOTAL GOVERNMENT AGENCIES	389,974,559

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$389,974,559

1 The issues show the rate of discount at the time of purchase.

2 Denotes variable rate securities which show current rate and next demand date.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($384,298,669) at July 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JULY 31, 2000

Assets:
Total investments in securities, at amortized cost and value		$389,974,559
Cash		212,826
Income receivable		1,819,907
Receivable for shares sold		20,376

TOTAL ASSETS		392,027,668

Liabilities:
Payable for investments purchased	$5,996,400
Payable for shares redeemed	35,958
Income distribution payable	1,660,065
Accrued expenses	36,576

TOTAL LIABILITIES		7,728,999

Net assets for 384,298,669 shares outstanding		$384,298,669

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$384,298,669 ÷ 384,298,669 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

PERIOD ENDED JULY 31, 20001

Investment Income:
Interest			$17,967,763

Expenses:
Investment adviser fee		$1,187,452
Administrative personnel and services fee		223,544
Custodian fees		16,619
Transfer and dividend disbursing agent fees and expenses		6,855
Directors'/Trustees' fees		3,108
Auditing fees		10,995
Legal fees		7,546
Portfolio accounting fees		59,029
Shareholder services fee		742,157
Share registration costs		14,984
Printing and postage		11,810
Insurance premiums		1,989
Miscellaneous		2,519

TOTAL EXPENSES		2,288,607

Waivers:
Waiver of investment adviser fee	$(334,063)
Waiver of shareholder services fee	(593,726)

TOTAL WAIVERS		(927,789)

Net expenses			1,360,818

Net investment income			$16,606,945

1 The fund has changed its fiscal year end from November 30 to July 31.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED NOVEMBER 30, 1999

Investment Income:
Interest			$24,527,440

Expenses:
Investment adviser fee		$1,934,025
Administrative personnel and services fee		364,564
Custodian fees		24,911
Transfer and dividend disbursing agent fees and expenses		14,658
Directors'/Trustees' fees		16,499
Auditing fees		13,000
Legal fees		12,779
Portfolio accounting fees		92,774
Shareholder services fee		1,208,766
Share registration costs		19,849
Printing and postage		15,499
Insurance premiums		2,525
Miscellaneous		10,501

TOTAL EXPENSES		3,730,350

Waivers:
Waiver of investment adviser fee	$(547,750)
Waiver of shareholder services fee	(967,012)

TOTAL WAIVERS		(1,514,762)

Net expenses			2,215,588

Net investment income			$22,311,852

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Period Ended July 31,	Year Ended November 30,
	2000 [1]	1999	1998
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,606,945	$22,311,852	$27,890,235

Distributions to Shareholders:
Distributions from net investment income	(16,606,945)	(22,311,852)	(27,890,235)

Share Transactions:
Proceeds from sale of shares	736,974,670	1,273,043,092	1,501,544,374
Net asset value of shares issued to shareholders in payment of distributions declared	3,086,898	3,204,808	3,374,747
Cost of shares redeemed	(805,238,770)	(1,361,778,545)	(1,532,616,817)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(65,177,202)	(85,530,645)	(27,697,696)

Change in net assets	(65,177,202)	(85,530,645)	(27,697,696)

Net Assets:
Beginning of period	449,475,871	535,006,516	562,704,212

End of period	$384,298,669	$449,475,871	$535,006,516

1 The fund has changed its fiscal year-end from November 30 to July 31.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JULY 31, 2000

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Trust for Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Change in Fiscal Year

The Fund has changed its fiscal year-end from November 30 to July 31.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 2000, capital paid-in aggregated $384,298,669.

Transactions in shares were as follows:

	Period Ended July 31,	Year Ended November 30,
	2000 [1]	1999	1998
Shares sold	736,974,670	1,273,043,092	1,501,544,374
Shares issued to shareholders in payment of distributions declared	3,086,898	3,204,808	3,374,747
Shares redeemed	(805,238,770)	(1,361,778,545)	(1,532,616,817)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(65,177,202)	(85,530,645)	(27,697,696)

1 The Fund has changed its fiscal year end from November 30 to July 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF TRUST FOR GOVERNMENT CASH RESERVES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Trust for Government Cash Reserves (the "Fund"), a portfolio of Money Market Obligations Trust, as of July 31, 2000, the related statement of operations for the period ended July 31, 2000 and the year ended November 30, 1999, the statement of changes in net assets for the period ended July 31, 2000 and the year ended November 30, 1999, and the financial highlights for the period ended July 31, 2000 and the year ended November 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended November 30, 1998, and the financial highlights for the four years ended November 30, 1998 were audited by other auditors, whose report dated January 15, 1999, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Trust for Government Cash Reserves as of July 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 8, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Trust for Government Cash Reserves

A Portfolio of Money Market Obligations Trust

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SEPTEMBER 30, 2000

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A Statement of Additional Information (SAI) dated September 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Trust for Government Cash Reserves
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950
Cusip 60934N773

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9022103A (9/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

PROSPECTUS

Trust for Short-Term U.S. Government Securities

A Portfolio of Money Market Obligations Trust

A money market mutual fund seeking high current income consistent with stability of principal and liquidity by investing primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

SEPTEMBER 30, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 4

What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 5

How is the Fund Sold? 5

How to Purchase Shares 6

How to Redeem Shares 7

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Account and Share Information 9

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Who Manages the Fund? 9

Financial Information 10

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Independent Auditors' Report 21

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is high current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

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Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2000 to June 30, 2000 was 2.81%.

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Within the periods shown in the Chart, the Fund's highest quarterly return was 1.97% (quarter ended September 30, 1990). Its lowest quarterly return was 0.70% (quarter ended June 30, 1993).

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Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

Calendar Period	Fund
1 Year	4.80%
5 Years	5.17%
10 Years	5.00%

The Fund's 7-Day Net Yield as of December 31, 1999 was 5.08%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[1]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.77%
Total Waiver of Fund Expenses (contractual)	0.32%
Total Actual Annual Fund Operating Expenses (after waivers)	0.45%

1 Pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.28% for the period ended July 31, 2000. Shareholders must approve any change to the contractual waiver.

2 A portion of the shareholder services fee has been waived. The shareholder services fee paid by the Fund (after the waiver) was 0.05% for the period ended July 31, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 46

3 Years	$144

5 Years	$252

10 Years	$567

What are the Fund's Investment Strategies?

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The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The Fund may invest in the following types of fixed income securities.

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors, such as banks, fiduciaries and custodians of public funds, or to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

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BY AUTOMATED CLEARING HOUSE (ACH)

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Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

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DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

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If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

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If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
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  signatures of all shareholders exactly as registered.
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Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

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REDEMPTIONS FROM RETIREMENT ACCOUNTS

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In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its Shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

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Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 21.

	Period Ended July 31,	Year Ended November 30,
	2000 [1]	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.04	0.05	0.05	0.05	0.05	0.06
Less Distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.05)	(0.05)	(0.05)	(0.06)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	3.81%	4.75%	5.20%	5.20%	5.09%	5.63%

Ratios to Average Net Assets:

Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	5.58%[3]	4.65%	5.09%	5.07%	4.98%	5.47%

Supplemental Data:

Net assets, end of period (000 omitted)	$483,384	$583,103	$597,685	$675,988	$844,108	$952,757

1 The Fund has changed its fiscal year-end from November 30 to July 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JULY 31, 2000

Principal Amount			Value
		GOVERNMENT AGENCIES--45.4%
$5,000,000	[1]	Federal Farm Credit System, Discount Notes, 5.940% - 6.290%, 1/23/2001 - 4/3/2001	$4,827,761
3,000,000	[1]	Federal Home Loan Bank System, Discount Note, 5.950%, 1/12/2001	2,918,684
23,000,000	[2]	Federal Home Loan Bank System, Floating Rate Notes, 6.426% - 6.523%, 8/15/2000 - 11/1/2000	22,986,551
22,470,000		Federal Home Loan Bank System, Notes, 5.750% - 7.150%, 9/28/2000 - 6/29/2001	22,465,106
26,000,000	[1]	Federal Home Loan Mortgage Corp., Discount Notes, 5.410% - 6.520%, 8/4/2000 - 5/2/2001	25,604,926
6,000,000	[2]	Federal Home Loan Mortgage Corp., Floating Rate Note, 6.410%, 8/21/2000	5,995,375
2,500,000		Federal Home Loan Mortgage Corp., Note, 7.190%, 7/5/2001	2,500,000
37,000,000	[1]	Federal National Mortgage Association, Discount Notes, 6.090% - 6.470%, 8/23/2000 - 1/25/2001	36,605,484
47,500,000	[2]	Federal National Mortgage Association, Floating Rate Notes, 6.280% - 6.590%, 8/5/2000 - 9/1/2000	47,478,776
9,500,000		Federal National Mortgage Association, Notes, 6.445% - 7.250%, 2/23/2001 - 5/25/2001	9,494,972
36,500,000	[2]	Student Loan Marketing Association, Floating Rate Notes, 6.505% - 6.887%, 8/1/2000	36,493,804
2,000,000		Student Loan Marketing Association, Note, 6.045%, 11/3/2000	1,999,697

		TOTAL GOVERNMENT AGENCIES	219,371,136

		REPURCHASE AGREEMENTS--56.1%[3]
20,000,000		Bank of America, 6.630%, dated 7/31/2000, due 8/1/2000	20,000,000
20,000,000		Barclays Capital, Inc., 6.630%, dated 7/31/2000, due 8/1/2000	20,000,000
12,000,000	[4]	Deutsche Bank Financial, Inc., 6.500%, dated 7/19/2000, due 8/18/2000	12,000,000
14,000,000	[4]	Deutsche Bank Financial, Inc., 6.500%, dated 7/5/2000, due 8/7/2000	14,000,000
20,000,000		First Union Capital Markets, 6.630%, dated 7/31/2000, due 8/1/2000	20,000,000
13,000,000	[4]	Goldman Sachs Group, LP, 6.500%, dated 7/10/2000, due 8/9/2000	13,000,000
10,000,000		Goldman Sachs Group, LP, 6.630%, dated 7/31/2000, due 8/1/2000	10,000,000
14,000,000	[4]	Lehman Brothers, Inc., 6.550%, dated 6/9/2000, due 8/11/2000	14,000,000
20,000,000		Morgan Stanley Group, Inc., 6.625%, dated 7/31/2000, due 8/1/2000	20,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$105,000,000		PaineWebber Group, Inc., 6.630%, dated 7/31/2000, due 8/1/2000	$105,000,000
20,000,000		Salomon Brothers, Inc., 6.640%, dated 7/31/2000, due 8/1/2000	20,000,000
3,199,000		Warburg Dillon Reed LLC, 6.570%, dated 7/31/2000, due 8/1/2000	3,199,000

		TOTAL REPURCHASE AGREEMENTS	271,199,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$490,570,136

1 Rates noted reflect the effective yield.

2 Denotes variable rate securities which show current rate and next demand date.

3 The repurchase agreements are collateralized fully by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($483,384,216) at July 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JULY 31, 2000

Assets:
Investments in repurchase agreements	$271,199,000
Investments in securities	219,371,136

Total investments in securities, at amortized cost and value		$490,570,136
Cash		945
Income receivable		2,023,674
Receivable for shares sold		329,202

TOTAL ASSETS		492,923,957

Liabilities:
Payable for investments purchased	7,136,800
Payable for shares redeemed	201,859
Income distribution payable	2,168,542
Accrued expenses	32,540

TOTAL LIABILITIES		9,539,741

Net assets for 483,384,216 shares outstanding		$483,384,216

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$483,384,216 ÷ 483,384,216 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

PERIOD ENDED JULY 31, 20001

Investment Income:
Interest			$21,356,530

Expenses:
Investment adviser fee		$1,414,882
Administrative personnel and services fee		266,360
Custodian fees		26,083
Transfer and dividend disbursing agent fees and expenses		15,043
Directors'/Trustees' fees		2,863
Auditing fees		11,089
Legal fees		7,866
Portfolio accounting fees		63,941
Shareholder services fee		884,301
Share registration costs		11,035
Printing and postage		8,384
Insurance premiums		2,169
Miscellaneous		3,005

TOTAL EXPENSES		2,717,021

Waivers:
Waiver of investment adviser fee	$(406,806)
Waiver of shareholder services fee	(707,441)

TOTAL WAIVERS		(1,114,247)

Net expenses			1,602,774

Net investment income			$19,753,756

1 The Fund has changed its fiscal year-end from November 30 to July 31.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED NOVEMBER 30, 1999

Investment Income:
Interest			$30,017,888

Expenses:
Investment adviser fee		$2,353,621
Administrative personnel and services fee		443,658
Custodian fees		41,453
Directors'/Trustees' fees		16,241
Auditing fees		14,881
Legal fees		10,073
Portfolio accounting fees		98,896
Shareholder services fee		1,471,013
Share registration costs		22,705
Printing and postage		20,804
Insurance premiums		2,633
Miscellaneous		3,127

TOTAL EXPENSES		4,499,105

Waivers:
Waiver of investment adviser fee	$(665,987)
Waiver of shareholder services fee	(1,176,811)

TOTAL WAIVERS		(1,842,798)

Net expenses			2,656,307

Net investment income			$27,361,581

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Period Ended July 31,	Year Ended November 30,
	2000 [1]	1999	1998
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,753,756	$27,361,581	$33,320,259

Distributions to Shareholders:
Distributions from net investment income	(19,753,756)	(27,361,581)	(33,320,259)

Share Transactions:
Proceeds from sale of shares	1,326,048,727	1,855,387,107	2,254,528,698
Net asset value of shares issued to shareholders in payment of distributions declared	3,254,416	4,880,070	4,826,995
Cost of shares redeemed	(1,429,021,529)	(1,874,849,394)	(2,337,658,641)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(99,718,386)	(14,582,217)	(78,302,948)

Change in net assets	(99,718,386)	(14,582,217)	(78,302,948)

Net Assets:
Beginning of period	583,102,602	597,684,819	675,987,767

End of period	$483,384,216	$583,102,602	$597,684,819

1 The Fund has changed its fiscal year-end from November 30 to July 31.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JULY 31, 2000

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Trust for Short-Term U.S. Government Securities (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Change in Fiscal Year

The Fund has changed its fiscal year-end from November 30 to July 31.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 2000, capital paid-in aggregated $483,384,216.

Transactions in shares were as follows:

	Period Ended July 31,	Year Ended November 30,
	2000 [1]	1999	1998
Shares sold	1,326,048,727	1,855,387,107	2,254,528,698
Shares issued to shareholders in payment of distributions declared	3,254,416	4,880,070	4,826,995
Shares redeemed	(1,429,021,529)	(1,874,849,394)	(2,337,658,641)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(99,718,386)	(14,582,217)	(78,302,948)

1 The Fund has changed its fiscal year-end from November 30 to July 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Trust for Short-Term U.S. Government Securities (the "Fund"), a portfolio of Money Market Obligations Trust, as of July 31, 2000, the related statement of operations for the period ended July 31, 2000 and the year ended November 30, 1999, the statement of changes in net assets for the period then ended and the years ended November 30, 1999 and 1998, and the financial highlights for the period ended July 31, 2000 and the five years ended November 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at July 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Trust for Short-Term U.S. Government Securities as of July 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
September 8, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Trust for Short-Term U.S. Government Securities

A Portfolio of Money Market Obligations Trust

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SEPTEMBER 30, 2000

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A Statement of Additional Information (SAI) dated September 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated
Trust for Short-Term U.S. Government Securities
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950
Cusip 60934N781

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8010415A (9/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

PROSPECTUS

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

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A money market mutual fund seeking to provide stability of principal and current income consistent with stability of principal by investing only in a portfolio of U.S. Treasury securities maturing in 397 days or less.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEESEPTEMBER 30, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 4

What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 5

How is the Fund Sold? 5

How to Purchase Shares 5

How to Redeem Shares 7

Account and Share Information 8

Who Manages the Fund? 9

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Financial Information 9

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Report of Ernst & Young LLP, Independent Auditors 18

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

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Historically, the Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's total return for the six-month period from January 1, 2000 to June 30, 2000 was 2.72%.

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Within the period shown in the Chart, the Fund's highest quarterly return was 1.95% (quarter ended June 30, 1990). Its lowest quarterly return was 0.68% (quarter ended June 30, 1993).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

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Calendar Period	Fund
1 Year	4.64%
5 Years	5.13%
10 Years	4.94%

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The Fund's 7-Day Net Yield as of December 31, 1999 was 4.53%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TRUST FOR U.S. TREASURY OBLIGATIONS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[1]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.75%
Total Waiver of Fund Expenses (contractual)	0.30%
Total Actual Annual Operating Expenses (after waivers)	0.45%

1 Pursuant to the investment advisory contract, the adviser waived a portion of the management fee. The management fee paid by the Fund (after the contractual waiver) was 0.30% for the fiscal year ended July 31, 2000. Shareholders must approve any change to the contractual waiver.

2 A portion of the shareholder services fee has been waived. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.05% for the fiscal year ended July 31, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$46

3 Years	$144

5 Years	$252

10 Years	$567

What are the Fund's Investment Strategies?

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The Fund invests only in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

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The Adviser targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
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  the Federal Reserve Board's policies regarding short-term interest rates; and
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  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

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U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

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REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain the same.

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Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors such as banks, fiduciaries, custodians of public funds, or to individuals, directly or through investment professionals

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

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By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre-determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

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  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

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In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its Shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information for the fiscal year ended July 31, 2000 and the period ended July 31, 1999, has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 18.

	Year Ended July 31,	Period Ended July 31,	Year Ended September 30,
	2000	1999 [1,2]	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.05	0.04	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	5.32%	3.76%	5.28%	5.16%	5.18%	5.45%

Ratios to Average Net Assets:

Expenses	0.45%	0.45%[4]	0.45%	0.45%	0.45%	0.45%

Net investment income	5.14%	4.45%[4]	5.17%	5.04%	5.06%	5.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$951,849	$1,465,381	$2,358,709	$1,797,163	$2,660,939	$3,031,247

1 For the period ended July 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 The Fund has changed its fiscal year-end from September 30 to July 31.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JULY 31, 2000

Principal Amount			Value
		U.S. TREASURY OBLIGATIONS--16.8%
		U.S. Treasury Bill--0.7%
$7,000,000	[1]	United States Treasury Bill, 5.210%, 11/9/2000	$6,898,694

		U.S. Treasury Notes--16.1%
154,000,000		United States Treasury Notes, 4.000% - 6.500%, 8/15/2000 -- 5/31/2001	152,935,786

		TOTAL U.S. TREASURY OBLIGATIONS	159,834,480

		REPURCHASE AGREEMENTS--83.3%[2]
45,000,000		ABN AMRO, Inc., 6.560%, dated 7/31/2000, due 8/1/2000	45,000,000
45,000,000		Barclays de Zoete Wedd Securities, Inc., 6.570%, dated 7/31/2000, due 8/1/2000	45,000,000
45,000,000		Bear, Stearns and Co., 6.580%, dated 7/31/2000, due 8/1/2000	45,000,000
35,000,000		CIBC World Markets, 6.570%, dated 7/31/2000, due 8/1/2000	35,000,000
40,000,000	[3]	Credit Suisse First Boston, Inc., 6.400%, dated 7/5/2000, due 9/5/2000	40,000,000
45,000,000		Deutsche Bank AG, 6.560%, dated 7/31/2000, due 8/1/2000	45,000,000
45,000,000		Donaldson, Lufkin and Jenrette Securities Corp., 6.550%, dated 7/31/2000, due 8/1/2000	45,000,000
45,000,000		Greenwich Capital Markets, Inc., 6.570%, dated 7/31/2000, due 8/1/2000	45,000,000
25,000,000	[3]	J.P. Morgan & Co., Inc., 6.370%, dated 7/13/2000, due 8/11/2000	25,000,000
45,000,000		Paribas Corp., 6.570%, dated 7/31/2000, due 8/1/2000	45,000,000
45,000,000		Salomon Smith Barney Holdings, Inc., 6.570%, dated 7/31/2000, due 8/1/2000	45,000,000
45,000,000		Scotia McLeod, Inc., 6.550%, dated 7/31/2000, due 8/1/2000	45,000,000
45,000,000		Societe Generale, New York, 6.570%, dated 7/31/2000, due 8/1/2000	45,000,000
45,000,000		State Street Corp., 6.550%, dated 7/31/2000, due 8/1/2000	45,000,000
45,000,000		Toronto Dominion Securities (USA), Inc., 6.550%, dated 7/31/2000, due 8/1/2000	45,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[2]
$36,000,000	[3]	Warburg Dillon Read LLC, 6.380%, dated 7/18/2000, due 8/17/2000	$36,000,000
41,000,000	[3]	Warburg Dillon Read LLC, 6.450%, dated 6/12/2000, due 9/11/2000	41,000,000
17,000,000	[3]	Warburg Dillon Read LLC, 6.450%, dated 7/27/2000, due 8/23/2000	17,000,000
14,257,000		Warburg Dillon Read LLC, 6.570%, dated 7/31/2000, due 8/1/2000	14,257,000
45,000,000		Westdeutsche Landesbank Girozentrale, 6.570%, dated 7/31/2000, due 8/1/2000	45,000,000

		TOTAL REPURCHASE AGREEMENTS	793,257,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$953,091,480

1 The issue shows the rate of discount at time of purchase.

2 The repurchase agreements are collateralized fully by U.S. Treasury obligations based on market prices at the date of the portfolio.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($951,849,057) at July 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JULY 31, 2000

Assets:
Investments in repurchase agreements	$793,257,000
Investments in securities	159,834,480

Total investments in securities, at amortized cost and value		$953,091,480
Cash		512,983
Income receivable		2,647,099
Receivable for shares sold		70,660

TOTAL ASSETS		956,322,222

Liabilities:
Payable for shares redeemed	36,594
Income distribution payable	4,340,240
Accrued expenses	96,331

TOTAL LIABILITIES		4,473,165

Net assets for 951,849,057 shares outstanding		$951,849,057

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

$951,849,057 ÷ 951,849,057 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JULY 31, 2000

Investment Income:
Interest			$72,460,674

Expenses:
Investment adviser fee		$5,184,671
Administrative personnel and services fee		976,522
Custodian fees		91,323
Transfer and dividend disbursing agent fees and expenses		16,856
Directors'/Trustees' fees		10,908
Auditing fees		11,833
Legal fees		14,348
Portfolio accounting fees		132,581
Shareholder services fee		3,240,420
Share registration costs		20,643
Printing and postage		19,902
Insurance premiums		3,633
Miscellaneous		17,022

TOTAL EXPENSES		9,740,662

Waivers:
Waiver of investment adviser fee	$(1,294,928)
Waiver of shareholder services fee	(2,592,336)

TOTAL WAIVERS		(3,887,264)

Net expenses			5,853,398

Net investment income			$66,607,276

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Year Ended July 31, 2000	Period Ended July 31, 1999 [1]	Year Ended September 30, 1998
Increase (Decrease) in Net Assets
Operations:
Net investment income	$66,607,276	$66,615,537	$98,226,845

Distributions to Shareholders:
Distributions from net investment income	(66,607,276)	(66,615,537)	(98,226,845)

Share Transactions:
Proceeds from sale of shares	5,103,795,896	6,150,124,739	8,814,750,379
Net asset value of shares issued to shareholders in payment of distributions declared	8,785,551	7,041,055	11,702,911
Cost of shares redeemed	(5,626,113,411)	(7,050,493,479)	(8,264,907,672)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(513,531,964)	(893,327,685)	561,545,618

Change in net assets	(513,531,964)	(893,327,685)	561,545,618

Net Assets:
Beginning of period	1,465,381,021	2,358,708,706	1,797,163,088

End of period	$951,849,057	$1,465,381,021	$2,358,708,706

1 The Fund has changed its fiscal year-end from September 30 to July 31.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JULY 31, 2000

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Trust for U.S. Treasury Obligations (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At July 31, 2000, capital paid-in aggregated $951,849,057. Transactions in shares were as follows:

	Year Ended July 31, 2000	Period Ended July 31, 1999 [1]	Year Ended September 30, 1998
Shares sold	5,103,795,896	6,150,124,739	8,814,750,379
Shares issued to shareholders in payment of distributions declared	8,785,551	7,041,055	11,702,911
Shares redeemed	(5,626,113,411)	(7,050,493,479)	(8,264,907,672)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(513,531,964)	(893,327,685)	561,545,618

1 The Fund has changed its fiscal year-end from September 30 to July 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state law and regulations, expenses or withholding taxes and extraordinary expenses) exceed 0.45% of its average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF TRUST FOR U.S. TREASURY OBLIGATIONS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Trust for U.S. Treasury Obligations (the Fund), (one of a series of portfolios constituting Money Market Obligations Trust), as of July 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from October 1, 1998 to July 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended September 30, 1998 and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report dated November 20, 1998 expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for U.S. Treasury Obligations of the Money Market Obligations Trust, as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from October 1, 1998 to July 31, 1999, in conformity with accounting principles generally accepted in the United State.

Ernst & Young LLP

Boston, Massachusetts
September 18, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

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SEPTEMBER 30, 2000

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A Statement of Additional Information (SAI) dated September 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Trust for U.S. Treasury Obligations
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950
Cusip 60934N799

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8110114A (9/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

                                  MMOT APPENDIX

AUTOMATED GOVERNMENT MONEY TRUST (STANDALONE)

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of Automated  Government Money Trust as of the calendar year-ended December 31, 1999.

     The `y'  axis  reflects  the "%  Total  Return"  beginning  with  "0%"  and increasing in increments of 2% up to 8%.

     The `x' axis represents calculation periods for the last ten calendar years of the Fund,  beginning  with the  earliest  year.  The light gray shaded  chart features 10 distinct  vertical bars, each shaded in charcoal,  and each visually representing by height the total return  percentages  for the calendar  year-end stated at its base. The calculated total return percentage for the Fund for each calendar  year is stated  directly at the top of each  respective  bar,  for the calendar  years 1990 through 1999,  The  percentages  noted are:  7.86%,  5.67%,
3.36%, 2.70%, 3.70%, 5.50%, 4.93%, 5.07%, 4.96%, 4.49%.

FEDERATED MASTER TRUST (STANDALONE)

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing  the annual  total  returns  of  Federated  Master  Trust as of the calendar year-ended December 31, 1999..

     The `y'  axis  reflects  the "%  Total  Return"  beginning  with  "0%"  and increasing in increments of 2% up to 10%.

     The `x' axis represents calculation periods for the last ten calendar years of the Fund,  beginning  with the  earliest  year.  The light gray shaded  chart features 10 distinct  vertical bars, each shaded in charcoal,  and each visually representing by height the total return percentages for the calendar year stated
directly at its base.  The calculated  total return  percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar  years 1990 through 1999,  The  percentages  noted are:  8.11%,  5.99%,
3.61%, 2.90%, 3.99%, 5.73%, 5.15%, 5.30%, 5.28%, 4.90%.

TRUST FOR SHORT-TERM U.S. GOVERNMENT SECURITIES (STANDALONE)

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the Fund's  Institutional  Shares as of the calendar year-ended December 31, 1999.

     The `y'  axis  reflects  the "%  Total  Return"  beginning  with  "0%"  and increasing in increments of 2% up to 8%.

     The `x' axis represents  calculation periods for the last nine years of the
Fund's  Institutional  Shares,  beginning with the earliest year. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal,  and each  visually  representing  by height  the total  return  percentages  for the calendar-year end stated at its base. The calculated total return percentage for the Fund's Institutional Shares for each calendar year is stated directly at the top of each  respective  bar, for the  calendar  years 1990  through  1999.  The percentages noted are: 8.00%,  5.86%,  3.58%, 2.86%, 3.91%, 5.64%, 5.06%, 5.22%,
5.15% and 4.80%, respectively.

TRUST FOR U.S. TREASURY OBLIGATIONS (STANDALONE)

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the Fund's  Institutional  Shares as of the calendar year-ended December 31, 1999.

     The `y'  axis  reflects  the "%  Total  Return"  beginning  with  "0%"  and increasing in increments of 2% up to 8%.

     The `x' axis represents  calculation periods for the last nine years of the
Fund's  Institutional  Shares,  beginning with the earliest year. The light gray shaded chart features nine distinct vertical bars, each shaded in charcoal,  and each  visually  representing  by height  the total  return  percentages  for the calendar-year end stated at its base. The calculated total return percentage for the Fund's Institutional Shares for each calendar year is stated directly at the top of each  respective  bar, for the  calendar  years 1990  through  1999.  The percentages noted are: 7.97%,  5.79%,  3.49%, 2.80%, 3.82%, 5.63%, 5.06%, 5.22%,
5.11% and 4.64%, respectively.

MONEY MARKET TRUST (STANDALONE)

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing  the annual total  returns of the Fund's  Shares as of the calendar year-ended December 31, 1999.

     The `y'  axis  reflects  the "%  Total  Return"  beginning  with  "0%"  and increasing in increments of 3% up to 9%.

     The `x' axis represents  calculation  periods for the last ten years of the
Fund's  Shares,  beginning  with the earliest  year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal,  and each visually representing by height the total return  percentages  for the calendar  year-end stated at its base. The calculated total return percentage for the Fund's Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages  noted are: 8.10%,  5.95%,
3.58%, 2.88%, 4.00%, 5.74%, 5.13%, 5.29%, 5.25%, and 4.89% respectively.

TRUST FOR GOVERNMENT CASH RESERVES (STANDALONE)

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing  the annual total  returns of the Fund's  Shares as of the calendar year-ended December 31, 1999.

     The `y'  axis  reflects  the "%  Total  Return"  beginning  with  "0%"  and increasing in increments of 2% up to 8%.

     The `x' axis represents  calculation  periods for the last ten years of the
Fund's  Shares,  beginning  with the earliest  year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal,  and each visually representing by height the total return  percentages for the  calendar-year  end stated at its base.  The  calculated  total  return  percentage  for the  Fund's
Institutional  Shares for each  calendar  year is stated  directly at the top of each  respective  bar, for the calendar years 1990 through 1999. The percentages noted are: 7.87%,  5.71%,  3.45%,  2.86%, 3.96%, 5.59%, 5.05%, 5.17%, 5.11%, and
4.78% respectively.